Average Annual Total Returns - Transamerica AEGON US Government Securities VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	Bloomberg Barclays Government Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Government Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Government Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	8.97%	3.70%	3.34%	May 13, 1994	8.66%	3.45%	3.08%	May 01, 2003	7.94%	3.76%	3.26%